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                                   October 30, 1995




SECURITIES AND EXCHANGE COMMISSION
450 Fifth Street, NW
Attention: Filing Desk
Stop 1-4
Washington D.C. 20549-1004


    Re: Van Kampen American Capital High Income Corporate Bond Fund (formerly American Capital High Yield Investments, Inc.)
         Rule 24f-2 Notice
         File Nos. 2-62115 & 811-2851

Gentlemen:

        In accordance with the provisions of Rule 24f-2, Van Kampen American Capital High Income Corporate Bond Fund (the "Fund") hereby files five copies of its 24f-2 Notice.

        This Rule 24f-2 Notice is filed for the Fund's fiscal year ended August 31, 1995, (the "Fiscal Year"), and relates to shares of Beneficial Interest, $.01 par value (the "Shares") of the Fund.

        -0- Shares had been registered under the Securities Act of 1933 (other than pursuant to Rule 24f-2) and remained unsold at the beginning of the Fiscal Year.

        18,660,604 Shares were registered during the Fiscal Year, other than pursuant to Rule 24f-2.

        23,779,219 Shares were sold during the Fiscal Year (consisting of 16,572,778 Class A shares, 6,107,591 Class B shares and 1,098,850 Class C shares) exclusive of 4,328,657 Shares (consisting of 3,668,661 Class A shares, 542,047 Class B shares and 117,949 Class C shares) issued upon reinvestment of dividends or distributions without the imposition of a sales charge.

        5,118,615 Shares were sold during the Fiscal Year in reliance upon the registration of an indefinite number of Shares pursuant to Rule 24f-2. Attached to this Rule 24f-2 Notice and made a part hereof, is an opinion of counsel indicating that the Shares, the registration of which this Notice makes definite in number, were legally issued, fully paid, and nonassessable.



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Securities and Exchange Commission
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        In accordance with subsection (c) of Rule 24f-2, a registration fee is payable, based upon the actual aggregate price for which Shares were sold during the Fiscal Year under Rule 24f-2, Securities and reduced by the difference between (1) the actual aggregate redemption price of Shares redeemed by the Fund during the Fiscal Year, and (2) the actual aggregate redemption price of such redeemed Shares previously applied by the Fund pursuant to Rule 24e-2(a) in filings made pursuant to Section 24(e)(1) of the Investment Company Act of 1940. Such computation is as follows:

        Aggregate Sales Price for Shares Sold During
        Fiscal Year Under Rule 24f-2                           $ 30,760,676

        Reduced by the difference between:

            (1)  Aggregate Redemption Price of Shares
                 Redeemed during the Fiscal Year               $103,342,339

                              and

            (2)  Aggregate Redemption Price of Redeemed
                 Shares Previously Applied by Fund
                 Pursuant to Section 24(e)(1) of
                 Investment Company Act of 1940                $   -0-

        Equals                                                 $   -0-


        No fee is due. Any questions regarding this filing should be addressed to the undersigned at the above address.



                                         Very truly yours,



                                         Curtis W. Morell,
                                         Vice President and Treasurer